Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,788	£ 7,076	£ 4,073
Net gains on financial instruments held for trading | Liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Net trading income	3,999	5,392	2,795
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	682	695	240
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,107	£ 989	£ 1,038